Share Based Compensation (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 30, 2018 $ / shares shares
Share Based Compensation (Details) [Line Items]
Vesting period	4 years	4 years
Total options available for grant (in Shares)	457,114					457,114
Aggregate intrinsic value of outstanding options (in Dollars) | $
Share based compensation expense capitalized			₨ 23		₨ 8
Options (in Shares)	415,813		558,829		703,708	415,813	558,829
Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Employee stock option (in Shares)	2,023,744					2,023,744
Share based compensation expense capitalized | ₨			₨ 23
Unrecognized compensation cost	₨ 32					$ 0.4
Unrecognized compensation cost, expected period of recognition	2 years 1 month 6 days	2 years 1 month 6 days
Intrinsic value of options exercised | ₨
Options (in Shares)								692,507
Minimum [Member] | Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares								$ 13.25
Maximum [Member] | Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares								$ 11.9
Share-Based Payment Arrangement, Tranche One [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share-Based Payment Arrangement, Tranche Three [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share Based Compensation Award Tranche Four [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
General and Administrative Expense [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 17	$ 0.2	69		₨ 44
Share based compensation expense capitalized | ₨
General and Administrative Expense [Member] | Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 17	$ 0.2	69		₨ 36
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share Based Compensation (Details) [Line Items]
Number of RS granted (in Shares)	4,748	4,748
Restricted Stocks [Member]
Share Based Compensation (Details) [Line Items]
Number of RS granted (in Shares)	543	543
Stock Appreciation Rights (SARs) [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 646	$ 7.9	373
Share based compensation expense capitalized | $
Unrecognized compensation cost | ₨
Carrying value of liability	₨ 198		844			$ 2.4
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Maturity date	Mar. 31, 2028	Mar. 31, 2028
Stock Appreciation Rights (SARs) [Member] | General and Administrative Expense [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense | $		$ 7.9
Share based compensation expense | ₨	₨ 646		₨ 373